Significant Accounting Policies - Property and Equipment (Details) - P3 Health Partners Inc. - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 8,230,250	$ 7,743,414	$ 9,630,761
Minimum
Property, Plant and Equipment [Line Items]
Lease term	1 year
Maximum
Property, Plant and Equipment [Line Items]
Lease term	10 years
Leasehold Improvements (Cycle: Lease Term) | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year
Leasehold Improvements (Cycle: Lease Term) | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Furniture & Fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Property and Equipment, Gross	$ 1,108,184	1,150,789	1,360,095
Computer Equipment & Software
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Property and Equipment, Gross	$ 2,700,617	1,947,894	2,703,230
Medical Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Property and Equipment, Gross	$ 414,100	457,822	414,100
Software
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Software (Development in Process)
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 2,433,470	2,794,221	$ 3,533,823
Capitalized costs placed into service	$ 2,087,022	$ 534,931